Income taxes	12 Months Ended
Dec. 31, 2021
Income Tax [Absract]
Income taxes
21.

Income taxes
A.

Significant components of deferred tax assets and liabilities
Recognized in earnings As at December 31
2021 2020 2021 2020
Assets
Property, plant and equipment $ 82,677 $ (38,389) $ 363,468 $ 280,798
Provision for reclamation (14,509) 28,628 207,633 222,142
Inventories 2,489 4,071 6,559 4,071
Foreign exploration and development (812) 2 4,457 5,269
Income tax losses (gains) (80,802) (7,629) 301,910 382,712
Defined benefit plan actuarial losses - - 8,126 9,410
Long-term investments and other 16,405 (5,678) 45,426 32,276
Deferred tax assets 5,448 (18,995) 937,579 936,678
Liabilities
Inventories - (301) - -
Deferred tax liabilities - (301) - -
Net deferred tax asset (liability) $ 5,448 $ (18,694) $ 937,579 $ 936,678
Deferred tax allocated as 2021 2020
Deferred tax assets $ 937,579 $ 936,678
Deferred tax liabilities - -
Net deferred tax asset

$ 937,579 $ 936,678
Cameco has recorded a deferred tax asset of $ 937,579,000

(2020 - $
936,678,000 ). The realization of this deferred tax asset is dependent upon the generation of future taxable income in certain jurisdictions during the periods in which the Company’s deferred tax assets are available. The Company considers whether it is probable that all or a portion of the deferred tax assets will not be realized. In making this assessment, management considers all available evidence, including recent financial operations, projected future taxable income and tax planning strategies. Based on projections of future taxable income over the periods in which the deferred tax assets are available, realization of these deferred tax assets is probable and consequently the deferred tax assets have been recorded.
B.

Movement in net deferred tax assets and liabilities
2021 2020
Deferred tax asset at beginning of year $ 936,678 $ 956,376
Recovery (expense) for the year in net earnings 5,448 (18,694)
Expense for the year in other comprehensive income (4,541) (1,006)
Effect of movements in exchange rates (6) 2
End of year $ 937,579 $ 936,678
C.

Significant components of unrecognized deferred tax assets
2021 2020
Income tax losses $ 288,637 $ 271,163
Property, plant and equipment 2,209 2,204
Provision for reclamation 66,573 75,219
Long-term investments and other 58,330 60,223
Total $ 415,749 $ 408,809
D.

Tax rate reconciliation
The provision for income taxes differs from the amount computed by applying the combined expected federal and provincial income tax rate to earnings before income taxes. The reasons for these differences are as follows:
2021 2020
Loss before income taxes and non-controlling interest $ (103,855) $ (39,531)
Combined federal and provincial tax rate 26.9% 26.9%
Computed income tax recovery (27,937) (10,634)
Increase (decrease) in taxes resulting from:
Difference between Canadian rates and rates
applicable to subsidiaries in other countries 28,690 42,028
Change in unrecognized deferred tax assets 22,068 (7,766)
Share-based compensation plans - 398
Change in legislation - (1,978)
Income in equity-accounted investee (24,481) (12,155)
Change in uncertain tax positions 1,099 2,455
Other permanent differences (640) 1,318
Income tax expense (recovery) $ (1,201) $ 13,666
E.

Earnings and income taxes by jurisdiction
2021 2020
Earnings (loss) before income taxes
Canada $ 58,624 $ 72,809
Foreign (162,479) (112,340)
$ (103,855) $ (39,531)
Current income taxes (recovery)
Canada $ 2,257 $ (394)
Foreign 1,990 (4,634)
$ 4,247 $ (5,028)
Deferred income taxes (recovery)
Canada $ (3,937) $ 9,122
Foreign (1,511) 9,572
$ (5,448) $ 18,694
Income tax expense (recovery) $ (1,201) $ 13,666
F.

Reassessments
Canada
On February 18, 2021, the Supreme Court of Canada (Supreme Court) dismissed Canada Revenue Agency’s (CRA)
application for leave to appeal the June 26, 2020 decision of the Federal Court of Appeal (Court of Appeal). The dismissal means that the dispute for the 2003, 2005 and 2006 tax years is fully and finally resolved in the Company’s favour.
In September 2018, the Tax

Court of Canada (Tax Court) ruled that the marketing and trading structure involving foreign subsidiaries, as well as the related transfer pricing methodology used for certain intercompany uranium sales and purchasing agreements, were in full compliance with Canadian law for the tax years in question. Management believes the principles in the decision apply to all subsequent tax years, and that the ultimate resolution of those years will not be material to Cameco’s financial position, results of operations or liquidity in the year(s) of resolution.
The total tax reassessed for the three tax years was $ 11,000,000 , and Cameco remitted 50%. Cameco has received refunds totaling about $ 5,500,000

plus interest.
In addition, on April 30, 2019, the Tax Court awarded Cameco $ 10,300,000 for legal fees incurred, plus an amount for
disbursements of up to $ 16,700,000 . The amount of the award was recognized as a reduction of administration expense in the first quarter of 2021.
If CRA continues to pursue reassessments for tax years subsequent to 2006, Cameco will continue to utilize its appeal rights under Canadian federal and provincial tax rules.
G.

Income tax losses
At December 31, 2021, income tax losses carried forward of $ 2,177,025,000

(2020 - $
2,399,647,000 ) are available to reduce
taxable income. These losses expire as follows:
Date of expiry Canada US Other Total
2026 $ - $ - $ 13,724 $ 13,724
2027 - - 228 228
2028 - - 59 59
2030 47 - - 47
2031 - 20,295 - 20,295
2032 272 21,858 - 22,130
2033 - 33,595 - 33,595
2034 169,934 15,593 4,484 190,011
2035 372,376 7,106 7,167 386,649
2036 210,591 43,466 5,646 259,703
2037 27 32,558 2,958 35,543
2038 2,813 35,112 320 38,245
2039 6,424 27,159 - 33,583
2040 3,110 52,001 - 55,111
2041 31 38,666 - 38,697
No expiry - - 1,049,405 1,049,405
$ 765,625 $ 327,409 $ 1,083,991 $ 2,177,025
Included in the table above is $ 1,083,848,000

(2020 - $
1,013,730,000 ) of temporary differences related to loss carry forwards where no future benefit has been recognized.